Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments:
Fixed maturity securities available-for-sale, at fair value (amortized cost - $ 94,986 in 2013 and $106,729 in 2012)	$ 104,079	$ 122,114
Equity securities available-for-sale, at fair value (cost - $6,901 in 2013 and $6,144 in 2012)	7,200	6,908
Commercial mortgage loans on real estate, at amortized cost	24,959	27,195
Policy loans	219	208
Short-term investments	1,911	2,126
Other investments	333	482
Total investments	138,701	159,033
Cash and cash equivalents	864	205
Premiums and accounts receivable	1,708	1,946
Reinsurance recoverables	177,301	166,780
Accrued investment income	1,352	1,502
Deferred acquisition costs	101	214
Deferred income taxes, net	127	0
Goodwill	324	324
Other assets	129	13
Assets held in separate accounts	11,993	11,134
Total assets	332,600	341,151
Liabilities
Future policy benefits and expenses	146,041	136,447
Unearned premiums	2,996	3,256
Claims and benefits payable	110,544	116,068
Commissions payable	716	900
Reinsurance balances payable	40	64
Funds held under reinsurance	159	92
Deferred gain on disposal of businesses	2,261	2,659
Accounts payable and other liabilities	4,830	4,065
Due to affiliates	468	237
Deferred income taxes, net	0	1,565
Tax payable	165	466
Liabilities related to separate accounts	11,993	11,134
Total liabilities	280,213	276,953
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	44,174	45,133
Retained earnings	0	6,460
Accumulated other comprehensive income	6,213	10,605
Total stockholder's equity	52,387	64,198
Total liabilities and stockholder's equity	$ 332,600	$ 341,151